Stock-based Compensation	3 Months Ended
Mar. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation

Note 11. Stock-based Compensation

Stock Options

The Company maintains the 2016 Stock Incentive Plan and the 2021 Incentive Award Plan (the “Stock Plans”) under which incentive stock options and non-qualified stock options may be granted to employees. Under the Stock Plans, the Company has 14,954,249 shares available for issuance as of March 31, 2021.

Under the terms of the Stock Plans, incentive stock options must have an exercise price at or above the fair market value of the stock on the date of the grant, while non-qualified stock options are permitted to be granted below fair market value of the stock on the date of grant. The majority of stock options granted have service-based vesting conditions only. The service-based vesting conditions vary though typically, stock options vest over four years with 25% of stock options vesting on the first anniversary of the grant and the remaining 75% vesting monthly over the remaining 36 months. Option holders have a ten-year period to exercise the options before they expire.

The fair value of stock option awards was determined on the grant date using the Black-Scholes option-pricing model. During the three months ended March 31, 2021, the Company granted no new options. The assumptions for the Black-Scholes model for the three months ended March 31, 2020, were as follows:

Three Months Ended March 31, 2020
Expected term (years)(1)	5.79 - 6.02
Expected volatility(2)	43.5% - 44.6%
Common stock value	14.32 - 14.50
Risk-free interest rate(3)	1.20% - 1.60%
Dividend yield(4)	0%

(1)

Expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.

(2)	Expected volatility was estimated based on comparable companies’ reported volatilities.
(3)	The risk-free rate is an interpolation of yields on U.S. Treasury securities with maturities equivalent to the expected term.
(4)	The Company has assumed a dividend yield of zero as they have no plans to declare dividends in the foreseeable future.

A summary of the Company’s stock option activity for three months ended March 31, 2021, is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	17,801,986	$0.36	8.27	$140,560
Granted	—	—	—
Exercised	(701,139)	0.28	—	—
Forfeited	(27,230)	0.55	—
Expired	—	—	—

Outstanding as of March 31, 2021	17,073,617	0.36	8.04	191,876

Vested and exercisable as of March 31, 2021	10,571,302	0.28	7.67	119,671

Vested and expected to vest as of March 31, 2021	17,073,617	0.36	8.04	$191,876

As of March 31, 2021, the Company had $7.5 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 2.53 years.

As of March 31, 2021, the Company recognized $1.1 million of the additional compensation expense for certain stock option grants that had a performance vesting condition that was satisfied as of the Closing.

Restricted Stock Units

The following table summarizes our restricted stock unit (“RSU”) activity which includes performance-based RSUs for the three months ended March 31, 2021:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	1,536,195	$7.74
Granted	31,196	7.74
Released	(41,408)	7.74
Forfeited	(90,766)	7.74

Outstanding as of March 31, 2021	1,435,217	$7.74

As of March 31, 2021, the Company had $2.7 million of stock-based compensation expense related to the restricted stock units. As of March 31, 2021, the Company had $8.7 million of unrecognized stock-based compensation expense related to the restricted stock units. This cost is expected to be recognized over a weighted average period of 1.86 years.

On the closing, the liquidity event-related vesting condition applicable to RSUs granted by Aeva, Inc. was satisfied. As a result, the Company’s outstanding RSUs vested to the extent the applicable service condition was satisfied as of such date. The vesting of these outstanding RSUs resulted in approximately $2.7 million of incremental stock-based compensation expense during the three months ended March 31, 2021.

Compensation expense

Total stock-based compensation expense by function was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of revenue	$—	$28
Research and development expenses	1,796	518
Sales and marketing expenses	21	—
General and administrative expenses	2,696	335

Total	$4,513	$881